Shareholders' Equity - Schedule of Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	Dec. 31, 2016	Nov. 30, 2016	Jun. 30, 2018
Number of Options, Granted	40,000	150,000
Weighted average exercise price, Outstanding at the beginning of the period	$ 1.16
Weighted average exercise price, Outstanding at the end of the period	$ 1.17	$ 1.16
Employees and Directors [Member]
Number of Options, Outstanding at the beginning of the period			1,847,500
Number of Options, Granted			500,000
Number of Options, Exercised			(84,375)
Number of Options, Outstanding at the end of the period			2,263,125
Number of Options, Exercisable			508,750
Weighted average exercise price, Outstanding at the beginning of the period			$ 1.91
Weighted average exercise price, Granted			2.32
Weighted average exercise price, Exercised			0.9
Weighted average exercise price, Outstanding at the end of the period			2.04
Weighted average exercise price, Exercisable			$ 1.03
Weighted average remaining contractual term, beginning of the period			8 years 10 months 17 days
Weighted average remaining contractual term, end of the period			8 years 11 months 15 days
Weighted average remaining contractual term, exercisable			8 years 2 months 8 days
Aggregate Intrinsic Value Price, Outstanding at the beginning of the period			$ 2,159
Aggregate Intrinsic Value Price, Outstanding at the end of the period			2,354
Aggregate Intrinsic Value Price, Exercisable			$ 1,045